Corporate general and administrative expenses	12 Months Ended
Dec. 31, 2025
Corporate General and Administrative Expenses [Abstract]
Corporate general and administrative expenses [Text Block]

24.  Corporate general and administrative expenses

Corporate general and administrative expenses are costs incurred at corporate and other subsidiaries that do not directly relate to production. The following are components of corporate general and administrative expenses:

	Year ended	Year ended
	December 31,	December 31,
	2025	2024

Salaries and employee benefits	$7,168	$3,581
Directors' fees	3,713	452
Share-based payments	8,658	1,292
Professional fees	5,488	1,501
Office and general	3,571	2,069
	$28,598	$8,895

During the year ended December 31, 2025, $3.4 million in directors' fees were settled through issuance of deferred share units (2024: $0.3 million).